Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Reconciliation of the changes in property and equipment assets

The following table reconciles the changes in TransGlobe's property and equipment assets:

($000s)	PNG Assets	Other Assets	Total
Cost
Balance at December 31, 2018	679,905	16,111	696,016
Increase in right-of-use assets	1,275	2,227	3,502
Additions	30,626	929	31,555
Change in estimate for asset retirement obligations	746	-	746
Balance at December 31, 2019	712,552	19,267	731,819
Increase in right-of-use assets	1,650	49	1,699
Additions	6,726	435	7,161
Change in estimate for asset retirement obligations (Note 15)	(624)	-	(624)
Balance at December 31, 2020	720,304	19,751	740,055

Accumulated depreciation, depletion, amortization and impairment losses
Balance at December 31, 2018	483,272	13,032	496,304
Depletion, depreciation and amortization for the year[1]	35,136	1,939	37,075
Balance at December 31, 2019	518,408	14,971	533,379
Depletion, depreciation and amortization for the year[1]	24,786	1,863	26,649
Impairment loss	40,036	-	40,036
Balance at December 31, 2020	583,230	16,834	600,064

Foreign Exchange
Balance at December 31, 2018	(1,370)	-	(1,370)
Currency translation adjustments	3,376	-	3,376
Balance at December 31, 2019	2,006	-	2,006
Currency translation adjustments	979	-	979
Balance at December 31, 2020	2,985	-	2,985

Net book value
At December 31, 2019	196,150	4,296	200,446
At December 31, 2020	140,059	2,917	142,976
[1]	Depletion, depreciation and amortization for the period includes amounts capitalized to product inventory for barrels produced but not sold in the period.

Forward commodity price estimates

Impairment tests were carried out at December 31, 2020 and were based on fair value less costs to sell calculations, using estimated after-tax cash discounted cash flows on proved plus probable reserves. The Company used discount rates based on a calculated cost of capital of 15% in Egypt and 11% in Canada along with the following commodity price estimates:

	Egypt[1]			Canada[1]
	Brent Blend Crude Oil	WTI Oil	AECO Gas	Edmonton Pentane	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$/Bbl	$/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2021	50.75	48.00	2.72	60.65	27.75	19.43	8.62	0.775
2022	55.00	51.50	2.67	65.36	36.47	24.31	8.45	0.765
2023	58.50	54.50	2.60	70.07	41.48	25.53	8.22	0.760
2024	61.79	57.79	2.60	74.72	44.29	27.26	8.22	0.760
2025	62.95	58.95	2.65	76.25	45.29	27.87	8.39	0.760
2026	64.13	60.13	2.71	77.80	46.30	28.49	8.58	0.760
2027	65.33	61.33	2.76	79.38	47.32	29.12	8.76	0.760
2028	66.56	62.56	2.81	81.00	48.37	29.77	8.94	0.760
2029	67.81	63.81	2.87	82.64	49.44	30.43	9.13	0.760
2030	69.17	65.09	2.92	84.30	50.43	31.03	9.31	0.760
Thereafter[2]	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	0.760
[1]	GLJ Ltd. (“GLJ”) price forecasts, effective January 1, 2021.
[2]	Percentage change represents the increase in each year after 2030 to the end of the reserves life.
The Company used discount rates based on a calculated cost of capital of 15% in Egypt and 11% in Canada along with the following commodity price estimates:
	Egypt[1]			Canada[1]
	Brent Blend Crude Oil	WTI Oil	AECO Gas	Edmonton Pentane	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$/Bbl	$/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2020	34.00	30.00	1.95	37.47	21.23	9.61	5.99	0.720
2021	45.50	41.00	2.25	52.05	33.08	19.18	7.01	0.730
2022	52.50	47.50	2.35	61.56	39.52	25.41	7.36	0.735
2023	57.50	52.50	2.45	68.92	45.57	28.89	7.71	0.740
2024	62.50	57.50	2.55	75.84	50.99	32.32	8.05	0.745
2025	62.95	58.95	2.65	77.27	52.02	32.97	8.39	0.750
2026	64.13	60.13	2.70	78.84	53.14	33.68	8.57	0.750
2027	65.33	61.33	2.76	80.44	54.27	34.40	8.76	0.750
2028	66.56	62.56	2.81	82.08	55.44	35.14	8.94	0.750
2029	67.81	63.81	2.87	83.75	56.62	35.89	9.13	0.750
Thereafter[2]	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	0.750
[1]	GLJ Ltd. (“GLJ”) price forecasts, effective April 1, 2020.
[2]	Percentage change represents the increase in each year after 2030 to the end of the reserves life.

Sensitivity Impacts on Impairment Tests Completed

The following are the results of the Q1-2020 impairment tests completed and sensitivity impacts of a 1% increase in discount rate and a 5% decrease in pricing on the impairment tests completed:

CGU	Impairment	1% increase in discount rate	5% decrease in pricing
West Gharib	24,769	917	5,536
West Bakr	6,610	1,400	5,171
North West Gharib	4,596	-	-
Canada	4,061	4,844	5,416
Total	40,036	7,161	16,123

Schedule of Carrying Amount and Depreciation Charge for Right-of-use Assets by Class of Underlying Asset

The following table discloses the carrying amount and depreciation charge for right-of-use assets by the class of underlying asset as at and for the year ended December 31, 2020:

($000s)	PNG Assets	Other Assets	Total
Net book value at January 1, 2019[1]	1,275	2,082	3,357
Increase in right-of-use assets	-	145	145
Depreciation for the year	(901)	(942)	(1,843)
Net book value at December 31, 2019	374	1,285	1,659
Increase in right-of-use assets	1,650	49	1,699
Depreciation for the year	(581)	(937)	(1,518)
Net book value at December 31, 2020	1,443	397	1,840

[1]   The Company adopted IFRS 16 Leases on January 1, 2019 using the modified retrospective approach.